RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
RESTRICTED CASH
RESTRICTED CASH

NOTE 5—RESTRICTED CASH

Restricted cash consists of the following (in millions):

	December 31,	December 31,
	2017	2016
Escrow deposits on vacation ownership products	$70	$67
HOAs	137	—
Securitization VIEs	20	34
Other	3	17
Total restricted cash	$230	$118

Restricted cash associated with escrow deposits on vacation ownership products represents amounts that are held in escrow until statutory requirements for release are satisfied, at which time that cash is no longer restricted. Restricted cash of securitization VIEs represents cash held in accounts related to vacation ownership mortgages receivable securitizations, which is generally used to pay down securitized vacation ownership debt in the period following the quarter in which the cash is received.

HOAs restricted cash predominantly pertains to maintenance fees collected from their respective owners which are designated for resort operations and HOA specific uses, such as reserves, and not freely available for immediate or general business use at ILG’s discretion.